Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases
Summary of minimum contractual future revenues from time charters and bareboat charters

(U.S. Dollars in thousands)
2019	$274,754
2020	240,849
2021	219,841
2022	152,078
2023	63,918
2024 and therafter	28,674
Total	$980,114